Long-Term Loans, Net Of Current Maturities	12 Months Ended
Dec. 31, 2018
Loans Payable, Noncurrent [Abstract]
Long-Term Loans, Net Of Current Maturities	LONG-TERM LOANS, NET OF CURRENT MATURITIES

				December 31,
	Currency	Interest %	Years of maturity	2018	2017
Long-term loans (*)	USD	Libor+1.1% - Libor + 2.6%	mainly 2	$458,550	$118,550
	NIS (**)	Prime+1% - Prime+2.99%	5	10,636	—
	Other	4.2%	10	1,272	1,023
				470,458	119,573
Less: current maturities				2,809	59
				$467,649	$119,514

(*)    For covenants see Note 21F.
(**)    Includes derivative instrument defined as hedge accounting. See Note 2Y and Note 2AA.

As of December 31, 2018, the LIBOR semi-annual rate for long-term loans denominated in U.S. dollars was 2.876%.

The maturities of these loans for periods after December 31, 2018, are as follows:

2019 - current maturities	$2,809
2020	461,219
2021	2,671
2022 and after	3,759
$470,458